Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

August 31, 2020

Dates Covered
Collections Period	08/01/20 - 08/31/20
Interest Accrual Period	08/17/20 - 09/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/20	504,296,072.15	27,235
Yield Supplement Overcollateralization Amount 07/31/20	24,273,117.90	0
Receivables Balance 07/31/20	528,569,190.05	27,235
Principal Payments	21,947,787.48	563
Defaulted Receivables	390,848.32	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/20	22,808,767.32	0
Pool Balance at 08/31/20	483,421,786.93	26,651

Pool Statistics	$ Amount	# of Accounts
Pool Factor	45.38%
Prepayment ABS Speed	1.45%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	3,932,444.30	167
Past Due 61-90 days	1,142,206.35	51
Past Due 91-120 days	503,318.40	18
Past Due 121+ days	0.00	0
Total	5,577,969.05	236

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.10%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	481,514.32
Aggregate Net Losses/(Gains) - August 2020	-90,666.00
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.21%
Prior Net Losses Ratio	0.20%
Second Prior Net Losses Ratio	0.53%
Third Prior Net Losses Ratio	0.99%
Four Month Average	0.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.97%

Overcollateralization Target Amount	5,559,350.55
Actual Overcollateralization	5,559,350.55
Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.77%
Weighted Average Remaining Term	44.97

Flow of Funds	$ Amount

Collections	29,150,354.09
Investment Earnings on Cash Accounts	1,344.28
Servicing Fee(1)	(440,474.33)
Transfer to Collection Account	0.00
Available Funds	28,711,224.04

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,243,690.23
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	15,074,880.39
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,559,350.55
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,829,044.62
(12) Collection Account Redeposits	4,858,000.00

Total Distributions of Available Funds	28,711,224.04

Servicing Fee	440,474.33
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 08/17/20	498,496,667.32
Principal Paid	20,634,230.94
Note Balance @ 09/15/20	477,862,436.38

Class A-1
Note Balance @ 08/17/20	0.00
Principal Paid	0.00
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-2a
Note Balance @ 08/17/20	19,933,333.88
Principal Paid	16,949,546.84
Note Balance @ 09/15/20	2,983,787.04
Note Factor @ 09/15/20	0.9266419%

Class A-2b
Note Balance @ 08/17/20	4,333,333.44
Principal Paid	3,684,684.10
Note Balance @ 09/15/20	648,649.34
Note Factor @ 09/15/20	0.9266419%

Class A-3
Note Balance @ 08/17/20	351,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	351,000,000.00
Note Factor @ 09/15/20	100.0000000%

Class A-4
Note Balance @ 08/17/20	76,260,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	76,260,000.00
Note Factor @ 09/15/20	100.0000000%

Class B
Note Balance @ 08/17/20	31,320,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	31,320,000.00
Note Factor @ 09/15/20	100.0000000%

Class C
Note Balance @ 08/17/20	15,650,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	15,650,000.00
Note Factor @ 09/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,389,948.48
Total Principal Paid	20,634,230.94
Total Paid	22,024,179.42

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	49,999.45
Principal Paid	16,949,546.84
Total Paid to A-2a Holders	16,999,546.29

Class A-2b
One-Month Libor	0.16188%
Coupon	0.30188%
Interest Paid	1,053.78
Principal Paid	3,684,684.10
Total Paid to A-2b Holders	3,685,737.88

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3349101
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.8171691
Total Distribution Amount	21.1520792

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1552778
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	52.6383442
Total A-2a Distribution Amount	52.7936220

A-2b Interest Distribution Amount	0.0150540
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	52.6383443
Total A-2b Distribution Amount	52.6533983

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	730.58
Noteholders' Principal Distributable Amount	269.42

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/20	2,609,619.51
Investment Earnings	331.57
Investment Earnings Paid	(331.57)
Deposit/(Withdrawal)	-
Balance as of 09/15/20	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,596,990.18	$7,693,334.42	$13,763,322.23
Number of Extensions	108	320	560
Ratio of extensions to Beginning of Period Receivables Balance	0.49%	1.40%	2.40%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.